Share-based compensation (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2016 employee shares	Mar. 30, 2011	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost from modification			$ (575)	$ 1,409	$ 281
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan		2.50%
Options converted into liability award (in shares) | shares	1,117,380
Share-based compensation expense			3,661	3,267	3,303
Share-based compensation related income tax benefits (expense)			(175)	151	688
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation related to expired stock options in Additional paid-in capital			$ 844	750	206
Stock Option | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period of stock options recognized			4 months 15 days
Stock Option | 2011 Equity Incentive Plan Award Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost from modification			$ 0	0
Number of employees affected by plan modification | employee	104
Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period of stock options recognized			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 3,214	$ 2,763	$ 3,214
Second Anniversary Of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			40.00%
Three Years Following The Grant Date [Member] | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Requisite service period			3 years
Third Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fourth Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fifth Anniversary of Grant Date | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period | shares			520,565	361,284	172,328
Common Stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during the period | shares			520,565	361,284	172,328
Issuance of shares in connection with the partial vesting of outstanding restricted share units			$ 3,113	$ 2,763	$ 2,112